Restricted cash	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Restricted cash
6.	Restricted cash:
At December 31, 2019, the Company had restricted cash relating to deposits pledged as collateral for bank guarantees for sales contracts with various hospitals and health authorities of $1,706 (December 31, 2018 - $1,739) and deposits pledged as collateral for operating lease arrangements of $239 (December 31, 2018 - $235).
The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total of the amounts shown in the consolidated statement of cash flows:

	December 31, 2019	December 31, 2018

Cash and cash equivalents	$13,299	$15,596
Restricted cash	1,945	1,974
Cash, cash equivalents, and restricted cash	$15,244	$17,570